Investments In Associated Companies (Las Cruces) (Narrative) (Details) (USD $)	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Aug. 31, 2005 Las Cruces [Member]	Dec. 31, 2010 Las Cruces [Member]	Dec. 31, 2011 Equity Method Associated Companies [Member]
Investments In Associated Companies [Line Items]
Percentage of interest sold		70.00%	30.00%
Cash from sale of investment			$ 150,000,000
Newly issued Inmet common shares, consideration		5,600,000	5,442,413
Aggregate consideration of interest sold			576,003,000
Release of guarantee debt			72,000,000
Gain on sale in investment	383,369,000		383,369,000
Undistributed earnings				$ 40,325,000